Divestitures, Held-For-Sale Businesses and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Financial Information of Held-For-Sale Business	The following table summarizes the components of Northshore's assets and liabilities held-for-sale on our consolidated balance sheet as of December 31, 2020:

December 31, 2020
ASSETS
Short-term investments, AFS, at fair value	$1,720
Fixed maturities, trading, at fair value	154,026
Fixed maturities, AFS, at fair value	7,483
Other investments, at fair value	9,897
Total investments	173,126
Cash and cash equivalents	71,156
Restricted cash and cash equivalents	152,044
Premiums receivable	62,392
Reinsurance balances recoverable on paid and unpaid losses	37,341
Funds held by reinsured companies	32,226
Other assets	182,993
TOTAL ASSETS HELD-FOR-SALE	$711,278

LIABILITIES
Losses and loss adjustment expenses	$254,149
Insurance and reinsurance balances payable	12,393
Debt obligations	39,850
Other liabilities	177,265
TOTAL LIABILITIES HELD-FOR-SALE	$483,657

NET ASSETS HELD-FOR-SALE	$227,621
We classified the assets and liabilities of StarStone U.S. as held-for-sale. The following table summarizes the components of StarStone U.S.'s assets and liabilities held-for-sale on our consolidated balance sheet as of December 31, 2019:

December 31, 2019 (1)
ASSETS
Fixed maturities, trading, at fair value	$202,994
Fixed maturities, AFS, at fair value	375,337
Equities, at fair value	3,000
Other investments, at fair value	6,389
Total investments	587,720
Cash and cash equivalents	78,613
Restricted cash and cash equivalents	5,815
Premiums receivable	99,367
Deferred tax assets	15,191
Reinsurance balances recoverable on paid and unpaid losses	530,604
Funds held by reinsured companies	35,861
Deferred acquisition costs	36,992
Goodwill and intangible assets	24,900
Other assets	59,707
TOTAL ASSETS HELD-FOR-SALE	$1,474,770

LIABILITIES
Losses and loss adjustment expenses	$836,761
Unearned premiums	218,166
Insurance and reinsurance balances payable	22,453
Other liabilities	131,151
TOTAL LIABILITIES HELD-FOR-SALE	$1,208,531

NET ASSETS HELD-FOR-SALE	$266,239
(1) Following our decision to sell StarStone U.S. to Core Specialty which was completed on November 30, 2020, the assets and liabilities of StarStone U.S. as of December 31, 2019 were reclassified to held-for-sale on our consolidated balance sheets, in addition to the comparatives being restated since StarStone U.S. qualified as a discontinued operation.
The following table summarizes the components of net earnings (loss) from discontinued operations, net of income taxes, related to StarStone U.S., on the consolidated statements of earnings for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
INCOME
Net premiums earned	$291,326	$350,814	$199,796
Net investment income	12,849	15,606	10,572
Net realized and unrealized gains	5,431	19,385	(5,352)
Other income	49	9	10
	309,655	385,814	205,026
EXPENSES
Net incurred losses and loss adjustment expenses	191,844	258,396	130,303
Acquisition costs	57,640	65,342	14,935
General and administrative expenses	60,236	60,003	58,590
Interest expense	2,066	2,600	2,120
Net foreign exchange (gains) losses	(13)	33	24
	311,773	386,374	205,972
EARNINGS (LOSS) BEFORE INCOME TAXES	(2,118)	(560)	(946)
Income tax benefit	2,255	7,935	2,435
NET EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS, NET OF INCOME TAXES, BEFORE GAIN ON SALE	$137	$7,375	$1,489

DISPOSAL
Consideration received	$281,989	$—	$—
Less: Carrying value of subsidiary	(277,697)	—	—
Add: Net realized gains on AFS securities and cumulative currency translation adjustments previously recognized in AOCI	11,822	—	—
Gain on sale of subsidiary	$16,114	$—	$—

NET EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS, NET OF INCOME TAXES	$16,251	$7,375	$1,489
Net loss (earnings) from discontinued operations attributable to noncontrolling interest	(8,717)	(3,025)	(611)
NET EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS ATTRIBUTABLE TO ENSTAR ORDINARY SHAREHOLDERS	$7,534	$4,350	$878
The table below presents a summary of the total income and expenses which have been recognized within our continuing operations for the years ended December 31, 2020, 2019 and 2018, relating to intercompany transactions, primarily intra-group reinsurances, between StarStone U.S. and our subsidiaries:

	2020	2019	2018
Total Income	$11,911	$10,672	$98,402
Total Expenses (1)	(16,397)	62,515	113,952
Net Earnings (Loss)	$28,308	$(51,843)	$(15,550)
(1) For the year ended December 31, 2020, negative total expenses were driven by favorable loss development on the losses and LAE reserves ceded by StarStone U.S. to our subsidiaries.